Expense Example - Capital - BlackRock Cash Funds: Treasury - Capital Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	49
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	$ 211